Equity-Based Compensation - Fair Value of Stock Option Awards Determined on Grant Date Using Monte Carlo Valuation Model (Detail)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected term (years)	6 years 3 months
Expected volatility	35.40%
Risk-free interest rate	1.82%
Class M Units [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected term (years)		1 year 8 months 12 days	3 years 8 months 12 days
Expected volatility		36.80%	39.40%
Risk-free interest rate		0.40%	0.80%